Note 12 - Trade Receivables, Other Receivables, and Prepayments - Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Non-current receivables from sale of investments	$ 0	$ 76,305
Current receivables from sale of investments	32,797	56,347
Fair value gain (loss) (Note 7)	1,084	0	$ 0
Star X [member]
Statement Line Items [Line Items]
Interest income (Note 7)	1,556	1,285
Installment and dividend set-off	(25,133)	(28,379)
Non-current receivables from sale of investments	0	28,187
Current receivables from sale of investments	32,797	28,187
Star X [member] | Carrying value [member]
Statement Line Items [Line Items]
Carrying amount as of January 1	56,374	0
Carrying amount as of December 31	32,797	56,374	0
Star X [member] | At fair value [member]
Statement Line Items [Line Items]
Initial recognition at fair value	0	83,468
Nanobank [member]
Statement Line Items [Line Items]
Interest income (Note 7)	0	2,390
Installment and dividend set-off	(77,362)	(8,500)
Non-current receivables from sale of investments	0	48,118
Current receivables from sale of investments	0	28,160
Fair value gain (loss) (Note 7)	1,084	(37,923)
Nanobank [member] | Carrying value [member]
Statement Line Items [Line Items]
Carrying amount as of January 1	76,278	0
Carrying amount as of December 31	0	76,278	$ 0
Nanobank [member] | At fair value [member]
Statement Line Items [Line Items]
Initial recognition at fair value	$ 0	$ 120,311